Loss per share - Computation of earnings per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to ordinary shareholders - basic	¥ (268,043)	¥ (964,384)	¥ (1,244,962)
Net loss attributable to ordinary shareholders - diluted	¥ (268,043)	¥ (964,384)	¥ (1,244,962)
Denominator:
Weighted-average ordinary shares outstanding - basic	5,736,262,553	1,528,540,765	1,325,036,140
Weighted-average ordinary shares outstanding - diluted	5,736,262,553	1,528,540,765	1,325,036,140
Net loss per share attributable to ordinary shareholders: - Basic	¥ (0.05)	¥ (0.63)	¥ (0.94)
Net loss per share attributable to ordinary shareholders: - diluted	¥ (0.05)	¥ (0.63)	¥ (0.94)